united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22612

Wakefield Alternative Series Trust

(Exact name of registrant as specified in charter)

25568 Genesee Trail Road Golden, CO 80401

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-454-5500

Date of fiscal year end: 6/30

Date of reporting period: 6/30/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

WAKEFIELD MANAGED FUTURES
STRATEGY FUND

ANNUAL REPORT

June 30, 2017

www.WakefieldFunds.com

1-855-243-1815

Must be preceded or accompanied by a prospectus.

Table of Contents

Shareholder Letter	1

Portfolio Review	3

Disclosure of Fund Expenses	4

Consolidated Schedule of Investments	5

Consolidated Statement of Assets and Liabilities	6

Consolidated Statement of Operations	7

Consolidated Statement of Changes in Net Assets	8

Consolidated Financial Highlights	9

Notes to Financial Statements	11

Report of Independent Registered Public Accounting Firm	24

Trustees & Officers	25

Annual Report | June 30, 2017

Dear Shareholder:

The Wakefield Managed Futures Strategy Fund (the “Fund”) commenced investment operations on September 10, 2012. Currently, the Fund offers Class A Shares (WKFAX - 931046 106) and Class I Shares (WKFIX - 931046 304).

The period ending June 30, 2017 marked the Fund’s twentieth full quarter of trading and fiscal year end. For the fiscal year ended June 30, 2017, both Class A Shares and Class I Shares generated negative returns. Specifically, Class A Shares were down -9.13%% and Class I Shares were down -9.06%. During this period, the SG CTA Index (the “Managed Futures Proxy”) was down -7.28% and the S&P 500® Total Return Index (the “Equities Index”) was up +17.90%.

The Fund’s objective is to generate “absolute returns” which refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. The Fund seeks to achieve its investment goal by allocating assets to two principal strategies: (1) Managed Futures and (2) Fixed Income. Based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund allocates approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The primary return driver of the Fund is the Managed Futures component. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional investment manager (“Commodity Trading Advisor”) manages assets directly or through underlying funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach, portfolio diversification may center on a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures, options and foreign exchange contracts.

Wakefield Advisors (“Wakefield”), who acts as adviser for the Fund, oversees the Fund’s Managed Futures component’s exposure to futures trading programs of certain trading advisors (“Commodity Trading Advisors”). Wakefield oversees the identification, selection and ongoing monitoring of a diversified composite of Commodity Trading Advisors who employ a variety of Managed Futures strategies. Capital not allocated to Managed Futures is invested in a traditional fixed income strategy.

Currently, the Fund accesses exposure to Commodity Trading Advisor programs using the DB Select platform, through a Total Return Swap transaction. DB Select is Deutsche Bank’s $3.4 billion market leading facility for liquid alternative strategies, including Managed Futures trading. As of June 30, 2017, Wakefield had selected five independent Commodity Trading Advisors who received a specified allocation of the Fund’s Managed Futures component. Wakefield has strategically structured the underlying Managed Futures portfolio to achieve diversification of strategies, markets, geographic regions and investment methodologies with the overall goal of generating consistent, long-term performance to investors. An investment in the Fund is intended to balance an investor’s existing asset mix by providing a core diversifying component that has the potential to weather a variety of market and economic conditions and enhance overall portfolio returns.

We appreciate your participation in the Wakefield Managed Futures Strategy Fund and look forward to providing you with innovative alternative investment solutions.

Sincerely,

Patrick J. Kane	Patrick F. Hart III
Managing Member	Managing Member
Co-Portfolio Manager	Co-Portfolio Manager

The Fund may use aggressive investment strategies, which are riskier than those used by typical mutual funds. If the Fund is unsuccessful in applying these investment strategies, the Fund and you may lose more money than if you had invested in another fund that did not invest aggressively. The Fund is subject to risks associated with investing in other investment companies, using a particular style or set of styles, basing investment decisions on historical relationships and correlations, trading frequently, using leverage, making short sales, being non-diversified, and investing in securities with low correlation to the market. The use of leverage may magnify losses.

THERE IS RISK OF LOSS. YOU CAN LOSE MONEY IN A MANAGED FUTURES PROGRAM. Diversification does not eliminate the risk of experiencing investment losses. Investors should carefully consider the investment objectives, risks, charges and expenses.

One may not invest directly in an index.

Patrick J. Kane and Patrick F. Hart III are Registered Representatives of Foreside Fund Services, LLC.

Wakefield Managed Futures Strategy Fund
PORTFOLIO REVIEW
June 30, 2017 (Unaudited)

The Fund’s performance figures* for the year ended June 30, 2017, as compared to its benchmarks:

		Three Year	Annualized Since
	One Year	(Annualized)	Inception ^
Wakefield Managed Futures Strategy Fund Class A	(9.13)%	(1.07)%	(1.81)%
Wakefield Managed Futures Strategy Fund Class A with 5.75% load	(14.31)%	(3.01)%	(3.01)%
Wakefield Managed Futures Strategy Fund Class I	(9.06)%	(0.92)%	(1.65)%
SG CTA Index **	(9.97)%	2.38%	1.14%
S&P 500 Total Return Index ***	17.90%	9.61%	14.02%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, at least until October 31, 2017, but only to the extent necessary to maintain the Fund’s total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class for the Wakefield Fund. Performance figures for periods greater than 1 year are annualized. Per the fee table in the most recent prospectus, the Fund’s total annual operating expense ratios are 3.94% (2.18% after fee waiver and reimbursement) and 3.69% (1.93% after fee waiver and reimbursement) for Class A and Class I, respectively. For performance information current to the most recent month-end, please call 1-855-243-1815.

**	The SG CTA Index (formerly the Newedge CTA Index) is a daily performance benchmark of major commodity trading advisors (CTAs). The SG CTA Index calculates the daily rate of return for a pool of CTAs selected from the larger managers that are open to new investment. Selection of the pool of qualified CTAs used in construction of the Index will be conducted annually, with re-balancing on January 1st of each year. A committee of industry professionals has been established to monitor the methodology of the index on a regular basis. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of 500 of the largest US domiciled companies. The index does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

^	Inception date is September 10, 2012.

The chart represents historical performance of a hypothetical investment of $10,000 in the Class A Shares of the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Comparison of the Change in Value of a $10,000 Investment

Asset Allocation as of June 30, 2017

These allocations may not reflect the current or future position of the Fund.

Please refer to the Consolidated Schedule of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Wakefield Managed Futures Strategy Fund
EXPENSE EXAMPLES
June 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio
Wakefield Managed Futures	Value	Account Value	During Period	During Period **
Strategy Fund	1/1/17	6/30/17	1/1/17 – 6/30/17*	1/1/17 – 6/30/17
Class A
Actual	$1,000.00	$958.20	$10.39	2.14%
Hypothetical
(5% return before expenses)	$1,000.00	$1,014.18	$10.69	2.14%
Class I
Actual	$1,000.00	$957.50	$9.17	1.89%
Hypothetical
(5% return before expenses)	$1,000.00	$1,015.42	$9.44	1.89%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

Wakefield Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2017

Principal		Fair Value
	CORPORATE BONDS - 5.92%
	CONSUMER, CYCLICAL - 0.76%
$50,000	American Honda Finance Corp., 1.997%, due 02/22/19 ^	$50,590

	ENERGY - 1.51%
100,000	TransCanada PipeLines Ltd., 2.094%, 01/12/18 ^	100,290

	FINANCIALS - 3.65%
65,000	Bank of Nova Scotia, 1.988%, 01/15/19 ^	65,476
120,000	JPMorgan Chase & Co., 2.056%, 01/25/18 ^	120,635
55,000	Toronto-Dominion Bank, 1.993%, 01/22/19 ^	55,525
		241,636

	TOTAL CORPORATE BONDS (Cost - $390,239)	392,516

	GOVERNMENT BONDS - 29.40%
	U.S. GOVERNMENT BONDS & NOTES - 29.40%
625,000	U.S. Treasury Note, 0.500%, 07/31/17	624,821
325,000	U.S. Treasury Note, 0.625%, 11/30/17	324,343
750,000	U.S. Treasury Note, 1.211%, 10/31/17 ^	750,485
250,000	U.S. Treasury Note, 1.375%, 06/30/18	250,239
	TOTAL GOVERNMENT BONDS (Cost - $1,950,372)	1,949,888

Shares
	SHORT-TERM INVESTMENT - 43.80%
	MONEY MARKET FUND - 43.80%
2,905,243	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, (7 Day Yield 1.164%) * (Cost - $2,903,905)	2,904,977

	TOTAL INVESTMENTS - 79.12% (Cost - $5,244,516)	$5,247,381
	OTHER ASSETS & LIABILITIES - NET - 20.88% (a)	1,384,638
	TOTAL NET ASSETS - 100.00%	$6,632,019

Total Return Swap	Unrealized Depreciation

Deutsche Bank AG London Branch total return swap related to the Wakefield TRS Tracker Series A Index effective September 21, 2012 for 5 years unless earlier terminated. Return to the Fund is based on the total return of the Index which includes an index sponsor fee of 0.75% per annum on the notional amount of the Index. The notional amount of the Index is $6,693,991. +	$(41,210)

*	Floating NAV

^	Variable interest rate. Interest rate shown reflects the rate in effect as of June 30, 2017.

+	All or a portion of this investment is a holding of the Wakefield MFS Fund LTD.

(a)	Includes cash which is being held as collateral for swap contracts.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES *
June 30, 2017

ASSETS
Investment securities:
At cost	$5,244,516
At value	$5,247,381
Deposit with broker for swap contracts	1,306,000
Cash	17,439
Receivable for swap contracts	165,637
Dividends and interest receivable	8,062
Prepaid expenses and other assets	4,553
TOTAL ASSETS	6,749,072

LIABILITIES
Unrealized depreciation on total return swap contracts	41,210
Distribution (12b-1) fees payable	462
Investment advisory fees payable	4,489
Payable for Fund shares redeemed	7,633
Payable for audit and legal fees	36,049
Payable for professional fees	5,502
Payable for printing expense	4,605
Payable for director/trustee fees	4,019
Payable for administration fees	3,245
Payable for custody fees	2,827
Payable for accounting fees	1,815
Payable for transfer agent fees	831
Payable for expenses and other liabilities	4,366
TOTAL LIABILITIES	117,053
NET ASSETS	$6,632,019

Net Assets Consist Of:
Paid in capital	$6,780,731
Undistributed net investment loss	(162,138)
Accumulated net realized gain from investment transactions	51,771
Net unrealized depreciation on investments	(38,345)
NET ASSETS	$6,632,019

Net Asset Value Per Share:
Class A Shares:
Net Assets	$346,150
Shares of beneficial interest outstanding (a)	37,804
Net asset value (Net assets ÷ Shares Outstanding) and redemption price per share (b)(c)	$9.16
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.72

Class I Shares:
Net Assets	$6,285,869
Shares of beneficial interest outstanding (a)	680,899
Net asset value (Net assets ÷ Shares Outstanding), offering, and redemption price per share (b)	$9.23

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(c)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may subject to a contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

*	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS *
For the Year Ended June 30, 2017

INVESTMENT INCOME
Interest	$98,286
TOTAL INVESTMENT INCOME	98,286

EXPENSES
Investment advisory fees	203,258
Fund servicing fees	34,619
Distribution (12b-1) fees
Class A	2,036
Administrative services fees	96,814
Compliance officer fees	82,504
Registration fees	39,727
Transfer agent fees	36,154
Legal fees	24,562
Audit fees	23,980
Insurance expense	18,712
Accounting services fees	17,162
Printing and postage expenses	15,870
Trustees’ fees and expenses	13,019
Non 12b-1 shareholder services fees	6,068
Custodian fees	5,644
Other expenses	5,023
TOTAL EXPENSES	625,152

Less: Fees waived and expenses reimbursed by the Advisor	(349,192)

NET EXPENSES	275,960
NET INVESTMENT LOSS	(177,674)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Foreign currency transactions	105
Investment transactions	3,872
Total return swap contracts	165,638
169,615
Net change in unrealized depreciation of:
Investments	(12,081)
Total return swap contracts	(1,190,100)
(1,202,181)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,032,566)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,210,240)

*	Wakefield Managed Futures Strategy Fund is consolidated with a Cayman Islands exempted company.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2017	June 30, 2016
FROM OPERATIONS
Net investment loss	$(177,674)	$(274,692)
Net realized gain (loss) from foreign currency transactions, investment transactions and total return swap contracts	169,615	(10,567)
Net change in unrealized appreciation (depreciation) of investments and total return swap contracts	(1,202,181)	819,799
Net increase (decrease) in net assets resulting from operations	(1,210,240)	534,540

FROM SHARES OF BENEFICIAL INTEREST
Class A
Proceeds from shares sold	53,881	275,197
Payments for shares redeemed, net of redemption fees	(807,894)	(432,950)
Class I
Proceeds from shares sold	671,250	2,181,484
Payments for shares redeemed, net of redemption fees	(10,828,474)	(5,323,494)
Net decrease in net assets from shares of beneficial interest	(10,911,237)	(3,299,763)

TOTAL DECREASE IN NET ASSETS	(12,121,477)	(2,765,223)

NET ASSETS
Beginning of Year	18,753,496	21,518,719
End of Year *	$6,632,019	$18,753,496
* Includes undistributed net investment loss of:	$(162,138)	$(80,195)

SHARE ACTIVITY
Class A
Shares Sold	5,497	27,927
Shares Redeemed	(83,425)	(43,973)
Net decrease in shares of beneficial interest outstanding	(77,928)	(16,046)
Class I
Shares Sold	68,536	217,494
Shares Redeemed	(1,120,932)	(532,946)
Net decrease in shares of beneficial interest outstanding	(1,052,396)	(315,452)

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A
					For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017 (10)	2016 (10)	2015 (10)	2014 (10)	2013 (1)(10)
Net asset value,
beginning of period	$10.08	$9.83	$9.46	$9.45	$10.00
Activity from investment operations:
Net investment loss (2)	(0.14)	(0.16)	(0.18)	(0.15)	(0.11)
Net realized and unrealized gain (loss)	(0.78)	0.41	0.55	0.16	(0.44)
Total from investment operations	(0.92)	0.25	0.37	0.01	(0.55)
Paid-in-Capital from
Redemption Fees (Note 6)	—	—	0.00 (7)	0.00 (7)	0.00	(7)
Net asset value, end of period	$9.16	$10.08	$9.83	$9.46	$9.45
Total return (3)	(9.13%)	2.54%	3.91%	0.11%	(5.50	%) (9)
Net assets, end of period (000s)	$346	$1,166	$1,295	$4,850	$7,280
Ratio of gross expenses to average net assets (4)(5)	4.54%	3.90%	3.85%	4.15%	4.35	% (8)
Ratio of net expenses to average net assets (5)	2.14%	2.14%	2.14%	2.14%	2.14	% (8)
Ratio of net investment loss (6)	(1.41%)	(1.59%)	(1.83%)	(1.65%)	(1.48	%) (8)
Portfolio Turnover Rate	66%	97%	93%	94%	85	% (9)

(1)	The Wakefield Managed Futures Strategy Fund commenced operations on September 10, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

(8)	Annualized.

(9)	Not annualized.

(10)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
					For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2017 (10)	2016 (10)	2015 (10)	2014 (10)	2013 (1)(10)
Net asset value,
beginning of period	$10.15	$9.87	$9.49	$9.46	$10.00
Activity from investment operations:
Net investment loss (2)	(0.12)	(0.13)	(0.16)	(0.13)	(0.11)
Net realized and unrealized gain (loss)	(0.80)	0.41	0.54	0.16	(0.43)
Total from investment operations	(0.92)	0.28	0.38	0.03	(0.54)
Paid-in-Capital from
Redemption Fees (Note 6)	—	0.00 (7)	0.00 (7)	0.00 (7)	0.00	(7)
Net asset value, end of period	$9.23	$10.15	$9.87	$9.49	$9.46
Total return (3)	(9.06%)	2.84%	4.00%	0.32%	(5.40	%) (9)
Net assets, end of period (000s)	$6,286	$17,587	$20,244	$14,060	$15,983
Ratio of gross expenses to average net assets (4)(5)	4.29%	3.65%	3.55%	3.90%	4.43	% (8)
Ratio of net expenses to average net assets (5)	1.89%	1.89%	1.89%	1.89%	1.89	% (8)
Ratio of net investment loss (6)	(1.21%)	(1.34%)	(1.59%)	(1.42%)	(1.37	%) (8)
Portfolio Turnover Rate	66%	97%	93%	94%	85	% (9)

(1)	The Wakefield Managed Futures Strategy Fund commenced operations on September 10, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount represents less than $0.01 per share.

(8)	Annualized.

(9)	Not annualized.

(10)	Per share amounts and ratios to average net assets include income and expenses of the WMFS Fund Limited (wholly-owned subsidiary), exclusive of the subsidiary’s management fee.

See accompanying notes to Consolidated Financial Statements.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2017

1.	ORGANIZATION

The Wakefield Alternative Series Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on September 30, 2011 as a Delaware statutory trust. The Trust currently offers shares of beneficial interest (“shares”) of the Wakefield Managed Futures Strategy Fund (the “Fund”). The Fund commenced investment operations on September 10, 2012.

The Wakefield Managed Futures Strategy Fund (the “Wakefield Fund”) is a diversified portfolio which seeks to generate absolute returns. The Fund currently offers Class A shares, Class C shares and Class I shares. The Board of Trustees (the “Trustees”) may establish additional Funds and classes of shares at any time in the future without shareholder approval. The Class C shares are currently not operational as of June 30, 2017.

The Wakefield Fund did not have any operations before September 10, 2012, other than those relating to the sale and issuance of 10,000 common shares, in the amount of 5,000 and 5,000 shares for Class A and Class I shares, respectively, to Wakefield Advisors, LLC (“Wakefield Advisors” or the “Advisor”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Use of Estimates – The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the consolidated financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The consolidated financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2017.

Federal Income Taxes – The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the year ended June 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investments in a Wholly-Owned Subsidiary – The Wakefield Fund seeks exposure by investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) as well as in swap contracts and structured notes through investments in the WMFS Fund Limited, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Wakefield Advisors acts as investment advisor to the Fund and the investment advisor to the Subsidiary. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

Basis for Consolidation for the Wakefield Managed Futures Strategy Fund – The Subsidiary, a Cayman Islands exempted company, was incorporated on April 10, 2012 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives. As a wholly-owned subsidiary of the Fund, all assets and liabilities, income and expense of the portfolio are consolidated in the financial statements and financial highlights of the Fund. As of June 30, 2017, the net assets of the Fund are $6,632,019 of which $1,447,866, or 21.83% are represented in the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Portfolio Valuation – The net asset value (“NAV”) will be computed based upon the value of the securities and other assets and liabilities held by the Fund. The NAV is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

U.S. Government and Agency Securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. All other debt securities having a remaining maturity of greater than 60 days, are typically valued by using market quotations or a matrix method provided by a pricing service. Debt securities having a maturity of less than 60 days may be valued at amortized cost. If prices are not available from the pricing service, then the securities will be priced at “fair value.”

Swaps are priced based on valuations provided by an independent and/or executing broker, pricing service and/or Sub-Administrator if available. If a price is not available, then “fair-value” procedures will be used.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Security Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the high cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are specific to a class of shares of the Fund are charged directly to that share class. All of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Distributions – The Wakefield Fund intends to distribute substantially all of its net investment income at least quarterly and net capital gains annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

Fair Valuation Measurements – The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund’s as of June 30, 2017:

Wakefield Managed Futures Strategy Fund

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable
Investments in Securities at Value *	Prices	Intputs	Inputs	Total
Corporate Bonds	$—	$392,516	$—	$392,516
Government Bonds	—	1,949,888	—	1,949,888
Short Term Investments	—	2,904,977	—	2,904,977
Total	$—	$5,247,381	$—	$5,247,381

Other Financial Instruments
Liabilities
Total Return Swap **	$—	$41,210	$—	$41,210

Transfers into and out of Levels 1 and 2 as of June 30, 2017 were as follows:

	Level 1		Level 2
Wakefield Managed Futures Strategy Fund	Transfer In	Transfes (Out)	Transfer In	Transfes (Out)
Short Term Investments	$—	$(2,904,977)	$2,904,977	$—

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Fund’s Consolidated Portfolio of Investments for industry classifications.

**	Includes cumulative net unrealized depreciation on open swap contracts as of June 30, 2017.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

3.	DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price. Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Market Risk Factors – In pursuit of its investment objective, the Fund seeks to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Swap Agreements – The Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Wakefield Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Derivatives Instruments – The following tables disclose the amounts related to the Fund’s use of derivative instruments.

The effect of derivatives instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2017:

Derivatives Not	Asset Derivatives		Liabilities Derivatives
Accounted for as	Consolidated Statement of		Consolidated Statement of
Hedging Instruments	Asset and Liabilites Location	Fair Value	Asset and Liabilites Location	Fair Value
Equity Contracts (Total Return Swaps)	Unrealized appreciation on total return swap contracts	$—	Unrealized depreciation on total return swap contracts	$41,210
		$—		$41,210

The effect of derivatives instruments on the Consolidated Statement of Operations for the year ending June 30, 2017:

		Realized Gain on	Change in Unrealized
Derivatives Not		Derivatives	Depreciation on
Accounted for as Hedging		Recognized in	Derivatives Recognized
Instruments	Location of Gain on Derivatives Recognized in Income	Income	in Income

Equity Contracts (Total Return Swaps)	Net realized gain (loss) on total return swap contracts/Net change in unrealized appreciation/(depreciation) on total return swap contracts	$162,138	$(1,190,100)
		$162,138	$(1,190,100)

The Wakefield Managed Futures Strategy Fund’s average notational value for total return swaps is indicative of the activity in the portfolio for the year ended June 30, 2017.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of off set that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2017:

Liability:	Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amounts
	Presented in the
	Consolidated
	Statement of	Financial
	Assets &	Instruments		Net Amount of
Description	Liabilities	Pledged	Cash Collateral Pledged	Assets

Total Return Swaps	$(41,210)	$—	$1,306,000	$1,264,790
	$(41,210)	$—	$1,306,000	$1,264,790

4.	TAX BASIS INFORMATION

There were no distributions for the fiscal years ended June 30, 2017 and June 30, 2016.

As of June 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(110,172)	$—	$(38,540)	$(148,712)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the Fund’s holding in WMFS Fund Ltd.

At June 30, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$55,472	$54,700	$110,172

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and net operating losses, and adjustments for paydowns, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(95,572)	$95,731	$(159)

Tax Basis of Investments – The differences between book-basis and tax-basis are primarily due to the treatment of derivatives. As of June 30, 2017, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Wakefield Managed
Futures Strategy Fund
Cost of investments for income tax purposes	$5,244,711
Unrealized Appreciation	$4,089
Unrealized Depreciation	(1,419)
Net unrealized appreciation	$2,670

5.	SECURITIES TRANSACTIONS

For the year ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $6,356,881 and $19,000,174, respectively.

6.	REDEMPTION FEES

The Trust has an unlimited number of shares with no par value per share. The Fund charges a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares in the Fund. The Wakefield Fund received $0 in redemption fees during the year ended June 30, 2017.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wakefield Advisors serves as the investment advisor to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Fund, Wakefield Advisors is entitled to an investment advisory fee, computed daily and payable monthly of 1.40% of the average daily net assets of the Wakefield Fund.

The Trust and Wakefield Advisors entered into an investment sub-advisory agreement with Logan Circle Partners, L.P. (“Logan Circle Partners” or the “Wakefield Fund Sub-Advisor”). Pursuant to this agreement, the Advisor pays the Sub-Advisor a monthly fee that varies depending on the amount of assets under the Sub-Advisor’s management. Effective August 31, 2016, Logan Circle Partners, L.P. resigned as the Wakefield Fund Sub-Advisor.

The Advisor has contractually agreed to waive management fees and/or reimburse the Fund for expenses it incurs, at least until October 31, 2017, but only to the extent necessary to maintain the Fund’s total annual operating expenses (including offering and organization costs) after fee waivers and/or reimbursement (excluding 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) at 1.89% of the average daily net assets with respect to each share class for the Wakefield Fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees. For the year ended June 30, 2017 the fee waivers and/or reimbursements were $349,192.

The following amounts are subject to recapture by the listed dates.

6/30/2018	6/30/2019	6/30/2020	Total
$331,600	$356,858	$349,192	$1,037,650

Distributor – The Fund has adopted the Trust’s Master Distribution Plan (the “Plan”) pursuant to Rule 12b-1under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is paid to Foreside Fund Services, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The maximum amount of the fee authorized is 0.25% of the Fund’s average daily net assets for Class A shares and 1.00% for Class C shares. For the year ended June 30, 2017, the Fund incurred distribution fees of $2,036.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

8.	INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9.	TRUSTEE AND OFFICERS

The Fund does not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Wakefield Advisor or its affiliates, except as noted below. As of June 30, 2017, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each an “Independent Trustee”). The Fund pays each Independent Trustee an annual fee of $4,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trust does not have a bonus, profit sharing, pension or retirement plan.

10.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the BlackRock Liquidity Funds TempFund. The BlackRock Liquidity Funds TempFund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the BlackRock Liquidity Funds TempFund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the BlackRock Liquidity Funds TempFund. The financial statements of the BlackRock Liquidity Funds TempFund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2017 the percentage of the Fund’s net assets invested in the BlackRock Liquidity Funds TempFund was 43.80%.

11.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Wakefield Managed Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2017

12.	SUBSEQUENT EVENTS

The Board of Trustees of Wakefield Alternative Series Trust (the “Board”) has determined based on the recommendation of the Fund’s Adviser that with respect to the Wakefield Managed Futures Strategy Fund (the “Fund”), a series of the Wakefield Alternative Series Trust, that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund and redeem all outstanding shares on September 15, 2017.

Report of Independent Registered Public Accounting Firm

To the Shareholders and

Board of Trustees of

Wakefield Alternative Series Trust

We have audited the accompanying consolidated statement of assets and liabilities of Wakefield Managed Futures Strategy Fund (the Initial Series of the Wakefield Alternative Series Trust) (the “Fund”), including the consolidated schedule of investments, as of June 30, 2017, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for the years ended June 30, 2017 and 2016 and the consolidated financial highlights for the years ended June 30, 2017, 2016, 2015, and 2014 and the period September 10, 2012 (Inception) through June 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Wakefield Managed Futures Strategy Fund, as of June 30, 2017, the results of its operations for the year then ended, its changes in net assets for the years ended June 30, 2017 and 2016 and financial highlights for the years ended June 30, 2017, 2016, 2015 and 2014 and the period September 10, 2012 (Inception) through June 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

Greenwood Village, Colorado

August 29, 2017

Wakefield Managed Futures Strategy Fund
Trustees & Officers (Unaudited)
June 30, 2017

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Paul E. Olin Year of Birth: 1954	Trustee, Nov. 2011	Member of the Board of Directors for funds sponsored by Winton Capital Management, Global Commodities Limited and Tapestry Asset Management in directorships that began in January 2011 to present with respect to several commodity pools; None, July 2010 to Dec. 2012; Head of Operational Due Diligence for UBP Asset Management, LLC from November 2004 to June 2010.	1	None
Maryellen Lamb Year of Birth: 1967	Trustee, Nov. 2011	Director of MBA Career Management at The Wharton School of the University of Pennsylvania, August 2011 – Present; Senior Associate Director of The Wharton School, July 2006 – July 2011	1	None
Timothy R. Farley Year of Birth: 1970	Trustee, Aug. 2012	Business Development Manager, Blackwell Secure (security consultant), 2002 to present; Principal, Dedalus Enterprises (management consultant), 2007 to present	1	None

Wakefield Managed Futures Strategy Fund
Trustees & Officers (Unaudited)
June 30, 2017

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Patrick J. Kane*** Year of Birth: 1967	Trustee, Sept. 2011, Chairman and Treasurer, Nov. 2011	Chairman, Wakefield Advisors, LLC, Jan. 2012 to present; None, July, 2011 – Dec., 2011; Head of Alternatives, Oppenheimer Asset Management 2001 to 2004; Managing Director, Oppenheimer Asset Management 2004 to June 2011	1	None
Patrick F. Hart III Year of Birth: 1958	President, Nov. 2011	President and Chief Executive Officer, Wakefield Advisors, LLC, Jan. 2012 to present; President and Chief Executive Officer, Three Palms, LLC, an investment advisory firm, 2003 to present.	N/A	N/A
Michael B. Egan II Year of Birth: 1968	Secretary, Sept. 2011	Executive Vice President Wakefield Advisors, LLC,Jan. 2012 to present; Partner and Research Director, Three Palms, LLC, an investment advisory firm, 2003 to present.	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely.

**	The term “Fund Complex” refers to the Wakefield Alternative Series Trust.

***	Patrick J. Kane is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his control of the Wakefield Advisors, LLC (the Trust’s investment adviser for the Fund).

The Fund’s SAI includes additional information about The Trustees and is available free of charge by calling 1-855-243-1815.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-243-1815 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-243-1815.

INVESTMENT ADVISOR
Wakefield Advisors, LLC
25568 Genesee Trail Road
Golden, CO 80401

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

DISTRIBUTOR
Foreside Fund Services, LLC, Inc.
Three Canal Plaza
Portland, ME 04101

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an Audit Committee Financial Expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the Audit Committee together offers the Registrant adequate oversight for the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2017 $ 21,500

FY 2016 $ 21,500

FY 2015 $ 40,000

(b)	Audit-Related Fees

FY 2017 $ 0

FY 2016 $ 0

FY 2015 $ 0

Tax Fees

(c)

FY 2017 $ 2,500

FY 2016 $ 2,500

FY 2015 $ 4,500

(d) All Other Fees

FY 2017 $ 0

FY 2016 $ 0

FY 2015 $ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	Percentages of 2017 Services Approved by the Audit Committee

	Registrant	Adviser
Audit-Related Fees:	0%	0%
Tax Fees:	0%	0%
All Other Fees:	0%	0%

(f)        Not applicable.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser.

(h)        Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Sarbanes Oxley Code of Ethics filed herewith..

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wakefield Alternative Series Trust

By (Signature and Title)

/s/ Patrick F. Hart III

Patrick F. Hart II, Principal Executive Officer/President

Date: 9/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Patrick F. Hart III

Patrick F. Hart III, Principal Executive Officer/President

Date: 9/5/17

By (Signature and Title)

/s/ Patrick J. Kane

Patrick J. Kane, Principal Financial Officer/Treasurer

Date: 9/5/17